Commitments and Contingencies (Details) - Schedule of Change in Asset Retirement Obligation - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 07, 2023	Jun. 30, 2022	Jun. 07, 2023	Jun. 30, 2022
Successor [Member]
Commitments and Contingencies (Details) - Schedule of Change in Asset Retirement Obligation [Line Items]
Asset retirement obligation, beginning of period	$ 1,967
Obligation incurred
Periodic accretion expense	10
Asset retirement obligation, end of period	1,977	$ 1,967		$ 1,967
Predecessor [Member]
Commitments and Contingencies (Details) - Schedule of Change in Asset Retirement Obligation [Line Items]
Asset retirement obligation, beginning of period	2,518	2,474	$ 2,254	2,415
Obligation incurred					2,201
Periodic accretion expense		44	54	103	107
Asset retirement obligation, end of period		2,518	$ 2,308	2,518	$ 2,308
Successor 1 [Member]
Commitments and Contingencies (Details) - Schedule of Change in Asset Retirement Obligation [Line Items]
Asset retirement obligation, beginning of period	1,967
Obligation incurred
Periodic accretion expense	10
Asset retirement obligation, end of period	$ 1,977	$ 1,967		$ 1,967